Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Acumulated deficit	$ (77,577,359)		$ (77,793,056)
Net loss	(675,742)	$ (15,789,532)
Bank acceptance	$ 1,238